JOHN HANCOCK INVESTMENT TRUST

200 Berkeley Street

Boston, Massachusetts 02116

August 18, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Investment Trust (the “Trust”)

Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of John Hancock ESG Large Cap Core Fund into John Hancock Fundamental Large Cap Core Fund, each a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on September 18, 2025 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-3679.

Sincerely,

/s/ Mara Moldwin
Mara Moldwin, Esq.
Assistant Secretary of the Trust